Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2016
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.     Basis of Presentation and General Information:
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig" or the "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. as an international contractor of offshore deepwater drilling services. The Company was established by DryShips Inc. ("DryShips" or formerly the "Parent") for the purpose of being the holding company of its drilling segment. On November 24, 2010, Ocean Rig UDW established an office and was registered with the Cypriot Registrar of companies as an overseas company.  As of April 14, 2016, the corporate domicile of the Company moved from the Republic of the Marshall Islands to the Cayman Islands.
From June 8, 2015 through April 4, 2016 and following a public offering (Note 10), the Company was considered as an affiliate entity and not as a controlled subsidiary of DryShips. On April 5, 2016, the Company purchased all of its shares held by DryShips, through its unrestricted subsidiary, Ocean Rig Investments Inc. (Note 10). After this transaction, DryShips no longer holds any equity interest in the  Company.
On September 11, 2015, the Company entered into an agreement to provide third party technical management services for the offshore drilling unit Cerrado. On April 28, 2016, the Company acquired the drilling unit Cerrado which was renamed to Ocean Rig Paros, (Note 6).
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2015, filed with the SEC on March 31, 2016.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements. As of December 31, 2015 and June 30, 2016, the Company consolidated one VIE, which supports the Company's drilling operations in specific locations, for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2015, were $35,362 and $77,647, respectively, while total liabilities exceeded total assets by $42,285. The VIE's total assets and liabilities, as of June 30, 2016, were $42,956 and $83,869, respectively, while total liabilities exceeded total assets by $40,913.
In the opinion of the management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's condensed consolidated financial position, statements of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2016, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2016.